DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------

Money market yields rose in 1997. The Lexington Money Market Trust returned 4.68%* in 1997 versus 4.50% in 1996.

The Federal Reserve has been dormant. Inflation is diminishing. The recent surge in job creation is not alarming because of the absence of price increases. The latest Producer Price Index for December showed a 0.1% decrease in the price of goods. The year over year Producer Price Index is down 1.2%. Deflation, not inflation, should be a concern.

The Asian crisis also has a hand in keeping the Federal Reserve on hold. The situation in Asia is worsening despite the International Monetary Fund's (IMF) efforts to pump liquidity into these economies. The Federal Reserve is a keeper of the world's reserve currency and, as such, must help maintain liquidity in times of global crisis. This should prompt a decrease in the short-term interest rates in the coming months.

We are buying longer dated money market instruments. On December 31, 1997, the portfolio consisted of 91.3% higher rated commercial paper, 3.5% variable rate demand notes and 1.2% U.S. Treasury bills. At year end, the Trust's maturity was 32 days. We are increasing the maturity in anticipation of a decrease in short term interest rates.

We wish to thank all our shareholders for their continued loyalty. The management of the Trust will strive to earn your support.


                                   Sincerely,

/s/ Denis P. Jamison                                    /s/ Robert M. DeMichele
----------------------                                  ------------------------
    Denis P. Jamison                                         Robert M. DeMichele
    Portfolio Manage                                         President
    February, 1998                                           February, 1998



* The average annual yield for the seven day period ended December 31, 1997 was 4.79%. Shares of the Fund are not insured or guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

LEXINGTON MONEY MARKET TRUST
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
December 31, 1997
                                                                                          Yield to
                                                                                          Maturity
    Principal                                                                Maturity    on Date of       Value
     Amount                             Security                               Date       Purchase      (Note 1)
------------------------------------------------------------------------------------------------------------------
                 COMMERCIAL PAPER: 91.3 %
    $3,500,000   American Telephone & Telegraph Corporation ..............   03/09/98       5.80%      $ 3,463,197
     4,300,000   Avnet, Inc. .............................................   02/13/98       5.89         4,270,519
     3,900,000   Bay State Gas Company ...................................   01/29/98       5.88         3,882,558
     1,700,000   Central Illinios Light Company ..........................   01/26/98       5.96         1,693,095
     1,362,000   Central Louisiana Electric Company ......................   02/03/98       5.86         1,354,821
     3,400,000   Commercial Credit Company ...............................   01/13/98       5.78         3,393,597
     3,500,000   Deutsche Bank Financial Corporation .....................   02/02/98       5.82         3,482,360
     2,000,000   Ford Motor Credit Corporation ...........................   01/07/98       5.80         1,998,110
     1,000,000   Ford Motor Credit Corporation ...........................   01/16/98       5.66           997,708
     3,200,000   General Electric Capital Corporation ....................   01/30/98       5.76         3,185,745
       650,000   General Electric Capital Corporation ....................   01/30/98       5.71           647,094
     2,200,000   General Motors Acceptance Corporation ...................   03/03/98       5.90         2,178,603
     1,100,000   General Motors Acceptance Corporation ...................   03/05/98       5.85         1,089,047
     3,400,000   Goldman Sachs Group LP ..................................   01/15/98       5.92         3,392,331
     3,000,000   H.J. Heinz Corporation ..................................   02/11/98       5.88         2,980,354
     4,000,000   IBM Credit Corporation ..................................   01/14/98       5.79         3,991,824
     4,500,000   Madison Gas and Electric Company ........................   01/12/98       5.86         4,492,094
     4,000,000   Merrill Lynch Company ...................................   01/12/98       5.75         3,993,180
     4,000,000   MetLife Funding, Inc. ...................................   01/06/98       5.71         3,996,900
     1,030,000   MidAmerican Energy Company ..............................   02/25/98       5.94         1,020,873
     4,000,000   Morgan Stanley Dean Witter ..............................   02/18/98       5.90         3,969,333
     3,800,000   National Rural Utilities Co-op Finance Corporation ......   02/06/98       5.73         3,778,986
     1,500,000   Nicor, Inc. .............................................   02/02/98       5.87         1,492,360
     2,300,000   PHH Corporation .........................................   01/23/98       5.70         2,292,227
     4,300,000   Prudential Funding Corporation ..........................   01/05/98       5.73         4,297,324
     1,600,000   Schering Corporation ....................................   02/03/98       5.78         1,591,728
     4,300,000   Southwestern Public Service .............................   02/06/98       5.87         4,275,361
     4,000,000   USAA Capital Corporation ................................   02/24/98       5.85         3,965,740
     2,100,000   Vereinsbank Finance Delaware, Inc. ......................   01/26/98       5.81         2,091,731
     3,600,000   Winn-Dixie Stores, Inc. .................................   02/10/98       5.84         3,577,200
                                                                                                       -----------
                 TOTAL COMMERCIAL PAPER (cost $86,836,000) ...............                             $86,836,000
                                                                                                       -----------

                 ADJUSTABLE RATE NOTE: 3.5 %
     3,300,000   Community Health System, Inc. Series A
                 First Union National Bank* (cost $3,300,000) ............   10/01/03       6.15         3,300,000
                                                                                                       -----------


LEXINGTON MONEY MARKET TRUST
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
December 31, 1997 (continued)
                                                                                          Yield to
                                                                                          Maturity
    Principal                                                                Maturity    on Date of       Value
     Amount                             Security                               Date       Purchase      (Note 1)
------------------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT OBLIGATION: 1.2 %
    $1,200,000   U.S. Treasury Bill (cost $1,164,475) ....................   07/23/98       5.48%      $ 1,164,475
                                                                                                       -----------

                 U.S. GOVERNMENT AGENCY OBLIGATION: 3.1%
     3,000,000        Federal Home Loan Bank Bond  (cost $2,997,254) .....   02/13/98       6.04         2,997,254
                                                                                                       -----------

                 TOTAL INVESTMENTS: 99.1% (COST $ 94,297,729+) ...........                              94,297,729
                 Other assets in excess of liabilities: 0.9 % ............                                 851,456
                                                                                                       -----------
                 TOTAL NET ASSETS: 100.0%  (equivalent to $1.00
                   per share on 95,149,185 shares outstanding) ...........                             $95,149,185
                                                                                                       ===========

          *Seven day demand Floating Rate Note.
          +Aggregate cost for Federal income tax purposes is identical.


    The Notes to Financial Statements are an integral part of this statement.

LEXINGTON MONEY MARKET TRUST
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

ASSETS
Investments, at value (cost $94,297,729) (Note 1) ..  $94,297,729
Cash ...............................................      132,136
Receivable for shares sold .........................    1,882,993
Dividends and interest receivable ..................       76,315
                                                      -----------
                    Total Assets ...................   96,389,173
                                                      -----------
LIABILITIES
Due to Lexington Management Corporation (Note 2) ...       54,651
Payable for shares redeemed ........................    1,095,371
Accrued expenses ...................................       89,966
                                                      -----------
                    Total Liabilities ..............    1,239,988
                                                      -----------
NET ASSETS  (equivalent to $1.00 per share on
  95,149,185 shares outstanding)(Note 3) ...........  $95,149,185
                                                      ===========
NET ASSETS consist of:
Shares of beneficial interest-- $.10 par value .....  $ 9,514,920
Additional paid in capital .........................   85,634,265
                                                      -----------
                    Total Net Assets ...............  $95,149,185
                                                      ===========

LEXINGTON MONEY MARKET TRUST
STATEMENT OF OPERATIONS
Year ended December 31, 1997
INVESTMENT INCOME
Interest income ..............................................                  $5,086,568

EXPENSES
Investment advisory fee (Note 2) ............................. $  455,446
  Transfer agent and shareholder servicing expense (Note 2) ..    195,165
  Accounting expenses (Note 2) ...............................     70,485
  Printing and mailing expense ...............................     62,965
  Registration fees ..........................................     33,900
  Professional fees ..........................................     23,650
  Directors' fees and expenses ...............................     19,950
  Computer processing fees ...................................     18,120
  Custodian expense ..........................................     15,959
  Other expenses .............................................     48,098
                                                                 --------
    Total expenses ...........................................    943,738
    Less: expenses recovered under contract with
      investment adviser (Note 2) ............................    (31,523)         912,215
                                                                 --------       ----------
    Net investment income ....................................                  $4,174,353
                                                                                ----------


INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............                  $4,174,353
                                                                                ==========

   The Notes to FinancialStatements are an integral part of these statements.


LEXINGTON MONEY MARKET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                1997           1996
                                                           ------------    ------------
Net investment income ..................................   $  4,174,353    $  4,279,666
Distributions to shareholders from net investment income     (4,174,353)     (4,279,666)
Increase (decrease) in net assets from capital share
  transactions (Note 3) ................................     (2,377,208)      8,740,435
                                                           ------------    ------------
Net increase (decrease) in net assets ..................     (2,377,208)      8,740,435

NET ASSETS
               Beginning of period .....................     97,526,393      88,785,958
                                                           ------------    ------------
               End of period ...........................   $ 95,149,185    $ 97,526,393
                                                           ============    ============

   The Notes to Financial Statements are an integral part of these statements.

LEXINGTON MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 1997 and 1996

1.  SIGNIFICANT ACCOUNTING POLICIES

Lexington Money Market Trust (the "Trust") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust's investment objective is to seek a high level of current income from short-term investments as is consistent with the preservation of capital and liquidity. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

     INVESTMENTS Security transactions are accounted for on a trade date basis. Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. Interest income is accrued as earned.

     FEDERAL INCOME TAXES It is the Trust's intention to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

     DIVIDENDS Dividends are declared daily from the total of net investment income and net realized gain (loss) on investments.

     USE OF ESTIMATES The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operatons during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATE
The Trust pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 0.50% of the Trust's average daily net assets up to $500 million and 0.45% of its average daily net assets in excess of $500 million. LMC is required to reimburse the Trust for any expenses, including the investment adviser's fee but excluding interest and taxes, in excess of 1.0% of the Trust's average daily net assets. Reimbursement for the year ended December 31, 1997 amounted to $31,523 and is set forth in the statement of operations.

LEXINGTON MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 1997 and 1996 (continued)

2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATE (CONTINUED) The Trust reimbursed LMC for certain expenses, including accounting and shareholder servicing costs of $73,124 which are incurred by the Trust, but paid by LMC.

3. SHARES OF BENEFICIAL INTEREST
Transactions (at $1.00 per share) in shares were as follows:

                                  Year ended     Year ended
                                  December 31,   December 31,
                                     1997           1996
                                 ------------    ------------
Shares sold ....................  116,527,395     159,959,288
Shares issued to shareholders
  on reinvestment of dividends..    3,869,183       3,877,797
                                 ------------    ------------
                                  120,396,578     163,837,085
Shares redeemed ................ (122,773,786)   (155,096,650)
                                 ------------    ------------
Net increase (decrease) ........   (2,377,208)      8,740,435
                                 ============    ============

4.  CASH
In order to facilitate the clearing process for redemptions by check, the Trust maintains a compensating balance with its transfer agent. At December 31, 1997, this compensating balance amounted to $118,900 and is included in cash in the statement of assets and liabilities.

                            -----------------------

LEXINGTON MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS

Selected per share data for a share outstanding throughout the period:

                                                                         Year ended December 31,
                                                       ----------------------------------------------------------
                                                         1997         1996         1995        1994         1993
                                                       -------      -------      -------     --------     -------
Net asset value, beginning of period ................  $  1.00      $  1.00      $  1.00     $   1.00     $  1.00
                                                       -------      -------      -------     --------     -------
Income from investment operations:
   Net investment income ............................   0.0458       0.0441       0.0495       0.0330      0.0230
Less distributions:
Distributions from net investment income ............  (0.0458)     (0.0441)     (0.0495)     (0.0330)    (0.0230)
                                                       -------      -------      -------     --------     -------
Net asset value, end of period ......................  $  1.00      $  1.00      $  1.00     $   1.00     $  1.00
                                                       =======      =======      =======     ========     =======
Total return ........................................    4.68%        4.50%        5.06%        3.35%       2.32%
Ratio to average net assets:
     Expenses, before reimbursement
       or waivers ...................................    1.04%        1.04%        1.08%        1.02%       1.00%
     Expenses, net of reimbursement
       or waivers ...................................    1.00%        1.00%        1.00%        1.00%       1.00%
     Net investment income,
       before reimbursement or waivers ..............    4.55%        4.37%        4.87%        3.30%       2.30%
     Net investment income ..........................    4.58%        4.41%        4.95%        3.32%       2.30%
Net assets, end of period (000's omitted) ...........  $95,149      $97,526      $88,786     $111,805     $94,718

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders
Lexington Money Market Trust:

     We have audited the accompanying statements of net assets (including the portfolio of investments) and assets and liabilities of Lexington Money Market Trust as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lexington Money Market Trust as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

New York, New York
February 12, 1998

LEXINGTON
MONEY MARKET TRUST


INVESTMENT ADVISER
--------------------------------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

DISTRIBUTOR
--------------------------------------------------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

  ------------------------------------------------------------------------------
  ALL SHAREHOLDER REQUESTS FOR SERVICES OF
  ANY KIND SHOULD BE SENT TO:

  TRANSFER AGENT
  ------------------------------------------------------------------------------
  STATE STREET BANK AND
  TRUST COMPANY
  c/o National Financial Data Services
  1004 Baltimore
  Kansas City, Missouri 64105

  OR CALL TOLL FREE:
  SERVICE AND SALES: 1-800-526-0056
  24 HOUR ACCOUNT INFORMATION:
  1-800-526-0052
  ------------------------------------------------------------------------------



--------------------------------------------------------------------------------
(800) 526-0052
                                    "LEXLINE"
                   24 hour toll-free telephone access to your
                             Lexington Fund account
                  Price/Yield o Account Balances o Exchanges o
             Last Transactions o Total Return o Duplicate Statements
--------------------------------------------------------------------------------



This report has been prepared for the information of the shareholders of Lexington Money Market Trust and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.


--------------------------------------------------------------------------------
                                   LEXINGTON
--------------------------------------------------------------------------------


================================================================================
                                   LEXINGTON
                                      MONEY
                                     MARKET
                                      TRUST
--------------------------------------------------------------------------------
                          Seeks a high level of current
                       income consistent with preservation
                        of capital and liquidity through
                         investments in interest bearing
                             short term money market
                                  instruments.
--------------------------------------------------------------------------------

                                  ANNUAL REPORT
                                DECEMBER 31, 1997
                               The Lexington Group
                                   of No Load
                              Investment Companies

================================================================================